PRIVATE PLACEMENT (Details) - USD ($)		3 Months Ended
	Sep. 05, 2025	Sep. 30, 2025	May 21, 2025
Class A ordinary shares
PRIVATE PLACEMENT
Number of shares called by each warrant			1
Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants issued	7,046,111	7,046,111
Price per warrant issued	$ 0.9
Gross proceeds from warrants issuance	$ 6,341,500
Private Placement Warrants | Class A ordinary shares
PRIVATE PLACEMENT
Number of shares called by each warrant		1	1
Exercise price		$ 11.5	$ 11.5
Private Placement Warrants | Private placement
PRIVATE PLACEMENT
Price per warrant issued			0.9
Private Placement Warrants | Private placement | Underwriters
PRIVATE PLACEMENT
Number of warrants issued	2,555,556
Price per warrant issued	$ 0.9
Gross proceeds from warrants issuance	$ 2,300,000
Exercise price			0.9
Sponsor | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants issued	4,490,555
Sponsor | Private Placement Warrants | Private placement
PRIVATE PLACEMENT
Number of warrants issued	4,490,555
Price per warrant issued	$ 0.9		$ 0.9
Gross proceeds from warrants issuance	$ 4,041,500